Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2020
Related party transactions [abstract]
Schedule of compensation for the Company's key management personnel
Compensation for the Group’s key management personnel is as follows:

	Fiscal Year Ended June 30,
	2020	2019	2018
	(U.S. $ in thousands)
Executive management:
Short-term compensation and benefits	$3,334	$3,835	$2,991
Post-employment benefits	68	109	99
Share-based payments	15,509	17,144	9,335
	$18,911	$21,088	$12,425

Board of directors:
Cash remuneration	$455	$430	$362
Share-based payments	1,741	1,772	1,577
	$2,196	$2,202	$1,939